INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization expense from intangible assets	$ 1,337,336	$ 1,370,286	$ 1,464,528
Impairment loss	363,510
Intangible assets, gross	14,352,268	14,769,011	15,132,521
Accumulated amortization	6,465,443	5,544,846	4,174,560
Intangible assets	7,886,825	9,224,165	10,957,961
Goodwill	$ 28,541,323	$ 28,541,323	28,541,323
Brand [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross			117,737
Accumulated amortization			17,737
Intangible assets			100,000
Proceeds from sale of intangible assets			100,000
Held for sale [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross			400,009
Accumulated amortization			$ 217,872